Game operation cost (Tables)	12 Months Ended
Dec. 31, 2021
Game operation cost
Schedule of game operation cost

	2022	2021	2020
Employee benefits expenses	(35,282)	(13,985)	(1,276)
Technical support services	(8,754)	(4,960)	(16,114)
	(44,036)	(18,945)	(17,390)